FAIR VALUE MEASUREMENTS (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.
Description	Level as of September 30, 2021	September 30, 2021	December 31, 2020
Assets:
Marketable investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$175,106,330	$175,089,531
Liabilities:
Warrant liability – Public Warrants	1	5,131,875	—
Warrant liability – Public Warrants	3	—	14,403,750
Warrant liability – Private Placement Warrants	3	12,095,982	13,659,174

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.
Description	Level	December 31, 2020
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$175,089,531
Liabilities:
Warrant liability – Public Warrants	3	14,403,750
Warrant liability – Private Placement Warrants	3	13,659,174

Level 3 Fair Value Measurement Inputs
The key inputs into the Black-Scholes-Merton model for the Private Placement Warrants were as follows:
Input	September 30, 2021	December 31, 2020
Risk-free interest rate	0.98%	0.56%
Trading days per year	252	252
Volatility	22.0%	28.0%
Exercise price	$11.50	$11.50
Stock Price	$10.00	$ 9.54

The key inputs into the Option Pricing Method for the Public Warrants were as follows at initial measurement:
Input	November 23, 2020 (Initial Measurement)
Risk-free interest rate	0.60%
Trading days per year	252
Expected volatility	28.0%
Exercise price	$11.50
Stock Price	$9.23
The key inputs into the Black-Scholes Model for the Private Placement Warrants were as follows at initial measurement:
Input	November 23, 2020 (Initial Measurement)
Risk-free interest rate	0.60%
Trading days per year	252
Expected volatility	28.0%
Exercise price	$11.50
Stock Price	$9.23
The key inputs into the Option Pricing Method for Public Warrants and the Black-Scholes Model for Private Placement Warrants were:
Input	December 31, 2020
Risk-free interest rate	0.56%
Trading days per year	252
Expected volatility	28.0%
Exercise price	$11.50
Stock Price	$9.23

Changes in Fair Value of Warrant Liabilities
The following table presents the changes in the fair value of warrant liabilities:
	Private Placement	Public	Warrant Liabilities
Fair value as of November 23, 2020	$—	$—	$—
Initial measurement on November 23, 2020 (IPO)	11,318,183	11,475,000	22,793,183
Measurement on November 25, 2020 (Over-Allotment)	1,202,726	1,721,250	2,923,976
Change in valuation inputs or other assumptions	1,138,265	1,207,500	2,345,765
Fair value as of December 31, 2020	$13,659,174	$14,403,750	$28,062,924